Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Non-Current Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance for doubtful non-current receivables:
Balance at beginning of year	¥ 932	¥ 770	¥ 859
Provision (Reversal)	(43)	259	59
Charge-offs	(13)	(93)	(74)
Other	(1)	(4)	(74)
Balance at end of year	¥ 875	¥ 932	¥ 770